ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Communication Services - 10.0%
Advertising - 1.0%
Omnicom Group, Inc.	26,485	$2,258,906

Broadcasting - 1.9%
Fox Corp. - Class A	28,706	1,617,296
Nexstar Media Group, Inc.	10,308	2,587,514
		4,204,810
Cable & Satellite - 1.1%
Charter Communications, Inc. - Class A (a)	10,194	2,391,818

Integrated Telecommunication Services - 3.2%
AT&T, Inc.	85,767	2,402,334
Comcast Corp. - Class A	71,343	2,208,779
Verizon Communications, Inc.	52,439	2,629,291
		7,240,404
Interactive Media & Services - 1.8%
Alphabet, Inc. - Class A	6,717	2,094,092
Meta Platforms, Inc. - Class A	3,148	2,040,471
		4,134,563
Movies & Entertainment - 1.0%
Netflix, Inc. (a)	22,683	2,183,012
Total Communication Services		22,413,513

Consumer Discretionary - 9.3%
Apparel Retail - 1.1%
Ross Stores, Inc.	11,674	2,400,641

Automobile Manufacturers - 0.8%
Tesla, Inc. (a)	4,338	1,746,088

Automotive Parts & Equipment - 0.9%
Autoliv, Inc.	17,592	2,085,004

Broadline Retail - 0.9%
Amazon.com, Inc. (a)	9,105	1,912,050

Home Improvement Retail - 1.0%
Lowe's Cos., Inc.	8,657	2,290,383

Homebuilding - 1.1%
PulteGroup, Inc.	17,829	2,446,139

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Homefurnishing Retail - 1.0%
Williams-Sonoma, Inc.	11,135	$2,289,913

Hotels, Resorts & Cruise Lines - 0.6%
Booking Holdings, Inc.	323	1,369,310

Restaurants - 1.9%
Domino's Pizza, Inc.	4,912	1,977,129
Yum! Brands, Inc.	13,921	2,340,955
		4,318,084
Total Consumer Discretionary		20,857,612

Consumer Staples - 5.5%
Consumer Staples Merchandise Retail - 3.3%
Costco Wholesale Corp.	2,421	2,447,122
Target Corp.	21,567	2,454,109
Walmart, Inc.	19,004	2,431,562
		7,332,793
Tobacco - 2.2%
Altria Group, Inc.	36,607	2,527,348
Philip Morris International, Inc.	13,093	2,446,165
		4,973,513
Total Consumer Staples		12,306,306

Energy - 3.5%
Integrated Oil & Gas - 1.2%
Exxon Mobil Corp.	17,681	2,696,352

Oil & Gas Exploration & Production - 2.3%
APA Corp.	86,770	2,635,205
EOG Resources, Inc.	20,359	2,526,145
		5,161,350
Total Energy		7,857,702

Financials - 11.6%
Asset Management & Custody Banks - 0.9%
Ameriprise Financial, Inc.	4,221	1,984,376

Consumer Finance - 0.8%
Synchrony Financial	24,608	1,700,659

Diversified Banks - 0.8%
JPMorgan Chase & Co.	6,342	1,904,503

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Life & Health Insurance - 0.8%
MetLife, Inc.	26,198	$1,888,090

Multi-Sector Holdings - 0.9%
Berkshire Hathaway, Inc. - Class B (a)	4,212	2,126,849

Property & Casualty Insurance - 3.8%
Allstate Corp.	10,124	2,171,800
Hartford Insurance Group, Inc.	15,117	2,128,927
Progressive Corp.	9,253	1,976,996
Travelers Cos., Inc.	7,218	2,227,764
		8,505,487
Regional Banks - 1.9%
Popular, Inc.	16,882	2,285,148
Western Alliance Bancorp	23,147	1,859,167
		4,144,315
Transaction & Payment Processing Services - 1.7%
Mastercard, Inc. - Class A	3,640	1,882,644
Visa, Inc. - Class A	5,957	1,907,074
		3,789,718
Total Financials		26,043,997

Health Care - 10.2%
Biotechnology - 2.9%
AbbVie, Inc.	9,208	2,136,992
Halozyme Therapeutics, Inc. (a)	31,026	2,157,238
Incyte Corp. (a)	21,200	2,146,924
		6,441,154
Health Care Distributors - 3.2%
Cardinal Health, Inc.	10,193	2,336,541
Cencora, Inc.	6,168	2,295,360
McKesson Corp.	2,535	2,502,983
		7,134,884
Health Care Equipment - 1.0%
ResMed, Inc.	8,644	2,215,112

Health Care Facilities - 1.1%
Tenet Healthcare Corp. (a)	10,728	2,568,176

Pharmaceuticals - 2.0%
Eli Lilly & Co.	1,939	2,039,809

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Johnson & Johnson	10,198	$2,533,489
		4,573,298
Total Health Care		22,932,624

Industrials - 10.4%
Construction & Engineering - 3.6%
Comfort Systems USA, Inc.	2,137	3,054,564
EMCOR Group, Inc.	3,325	2,409,361
Primoris Services Corp.	16,344	2,463,368
		7,927,293
Construction Machinery & Heavy Transportation Equipment - 2.4%
Caterpillar, Inc.	3,635	2,700,187
Oshkosh Corp.	16,193	2,753,134
		5,453,321
Electrical Components & Equipment - 1.4%
Vertiv Holdings Co. - Class A	12,641	3,222,064

Industrial Machinery & Supplies & Components - 2.0%
Dover Corp.	10,532	2,374,966
Mueller Industries, Inc.	17,973	2,120,095
		4,495,061
Trading Companies & Distributors - 1.0%
United Rentals, Inc.	2,543	2,136,120
Total Industrials		23,233,859

Information Technology - 31.3% (b)
Application Software - 2.6%
Adobe, Inc. (a)	5,997	1,573,673
AppLovin Corp. - Class A (a)	2,857	1,242,138
Palantir Technologies, Inc. - Class A (a)	11,000	1,509,090
Pegasystems, Inc.	34,114	1,491,805
		5,816,706
Communications Equipment - 3.1%
Arista Networks, Inc. (a)	16,162	2,157,627
Cisco Systems, Inc.	27,070	2,150,982
Motorola Solutions, Inc.	5,582	2,691,975
		7,000,584
Electronic Components - 1.0%
Amphenol Corp. - Class A	15,442	2,255,458

Electronic Manufacturing Services - 3.0%
Jabil, Inc.	8,980	2,379,610
Sanmina Corp. (a)	13,772	2,138,241

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
TE Connectivity PLC	9,111	$2,096,897
		6,614,748
IT Consulting & Other Services - 1.4%
Accenture PLC - Class A	7,818	1,631,773.0
Cognizant Technology Solutions Corp. - Class A	24,770	1,595,931
		3,227,704
Semiconductor Materials & Equipment - 3.6%
Applied Materials, Inc.	8,043	2,994,409
KLA Corp.	1,576	2,402,691
Lam Research Corp.	11,751	2,748,441
		8,145,541
Semiconductors - 8.5%
Broadcom, Inc.	6,058	1,935,834
Credo Technology Group Holding Ltd. (a)	14,122	1,585,477
First Solar, Inc. (a)	7,875	1,552,950
Micron Technology, Inc.	7,354	3,032,569
Monolithic Power Systems, Inc.	2,158	2,466,033
NVIDIA Corp.	11,002	1,949,444
NXP Semiconductors NV	9,510	2,158,865
QUALCOMM, Inc.	12,091	1,721,275
Texas Instruments, Inc.	11,916	2,527,503
		18,929,950
Systems Software - 2.4%
Fortinet, Inc. (a)	27,309	2,158,230
Microsoft Corp.	4,320	1,696,637
Oracle Corp.	10,737	1,561,160
		5,416,027
Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	7,716	2,038,413
Dell Technologies, Inc. - Class C	16,477	2,439,914
NetApp, Inc.	19,273	1,908,605
Seagate Technology Holdings PLC	7,394	3,015,569
Western Digital Corp.	11,757	3,288,433
		12,690,934
Total Information Technology		70,097,652

Materials - 2.6%
Gold - 2.6%
Anglogold Ashanti PLC	24,202	3,092,290
Newmont Corp.	20,759	2,698,670
Total Materials		5,790,960

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Utilities - 3.3%
Electric Utilities - 1.1%
NRG Energy, Inc.	13,267	$2,374,262
Independent Power Producers & Energy Traders - 2.2%
AES Corp.	152,001	2,626,578
Vistra Corp.	13,116	2,280,741
		4,907,319
Total Utilities		7,281,581
TOTAL COMMON STOCKS (Cost $184,364,895)		218,815,806

REAL ESTATE INVESTMENT TRUSTS - 2.1%
Real Estate - 2.1%
Health Care REITs - 1.1%
Omega Healthcare Investors, Inc.	47,818	2,308,175

Other Specialized REITs - 1.0%
VICI Properties, Inc.	75,610	2,284,178
Total Real Estate		4,592,353
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,277,745)		4,592,353

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.60% (c)	403,776	403,776
TOTAL MONEY MARKET FUNDS (Cost $403,776)		403,776

TOTAL INVESTMENTS - 100.0% (Cost $189,046,416)		$223,811,935
Other Assets in Excess of Liabilities - 0.0% (d)		87,238
TOTAL NET ASSETS - 100.0%		$223,899,173

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ASTORIA ETFs

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Astoria US Equal Weight Quality Kings ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$218,815,806	$—	$—	$218,815,806
Real Estate Investment Trusts	4,592,353	—	—	4,592,353
Money Market Funds	403,776	—	—	403,776
Total Investments	$223,811,935	$—	$—	$223,811,935
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.